Balance Sheet Accounts and Supplemental Disclosures - Narrative (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Laboratory and Computer Equipment [Member]
Capital Leased Assets, Gross	$ 300,000	$ 300,000	$ 300,000